Annual Total Returns (Bar Chart) - Lifestyle Growth Trust (Lifestyle Growth Trust, Series I, Lifestyle Growth Trust)	12 Months Ended
May 01, 2011
Lifestyle Growth Trust | Series I, Lifestyle Growth Trust
Bar Chart Table:
2001	(9.16%)
2002	(15.84%)
2003	29.55%
2004	14.59%
2005	8.66%
2006	13.50%
2007	7.44%
2008	(36.56%)
2009	33.30%
2010	13.02%